Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating Lease, Cost	$ 35	$ 37	$ 40
Variable Lease, Cost	15	19	27
Sublease Income	(1)	(1)	(2)
Lease, Cost	49	55	65
Operating Lease, Payments	35	30	$ 39
Operating Lease, Right-of-Use Asset	$ 159	$ 182
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current	$ 23	$ 28
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current
Operating Lease, Liability, Noncurrent	$ 141	$ 161
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities and Deferred Revenue, Noncurrent	Other Liabilities and Deferred Revenue, Noncurrent
Operating Lease, Weighted Average Remaining Lease Term	13 years	13 years
Operating Lease, Weighted Average Discount Rate, Percent	4.56%	4.60%
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 28
Lessee, Operating Lease, Liability, Payments, Due Year Two	23
Lessee, Operating Lease, Liability, Payments, Due Year Three	19
Lessee, Operating Lease, Liability, Payments, Due Year Four	17
Lessee, Operating Lease, Liability, Payments, Due Year Five	17
Lessee, Operating Lease, Liability, Payments, Due after Year Five	122
Lessee, Operating Lease, Liability, Payments, Due	226
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	62
Other Liabilities
Lessee, Lease, Description [Line Items]
Operating Lease, Liability	$ 164